FINANCING (INCOME) EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing income
Interest income from deposits	$ 42	$ 1	$ 1
Net gain from change in exchange rates	0	0	43
Net change in fair value of financial instruments designated at fair value through profit or loss	1,085	0	0
Financing income recognized in statement of operations	1,127	1	44
Financing expenses
Net loss from change in exchange rates	170	87	0
Issuance costs	546	0	0
Interest expenses, bank fees and other	25	5	7
Financing expenses recognized in statement of operations	$ 741	$ 92	$ 7